Other (Expenses) Income, Net	12 Months Ended
Dec. 31, 2018
Other Income And Expenses [Abstract]
Other (Expenses) Income, Net
12.	Other (Expenses) Income, Net

Year ended December 31,	2016	2017	2018
Foreign exchange (loss) gain, net	$(8,294)	$8,582	$(1,297)
Interest income from finance lease receivable	16	—	—
Gain on disposal of idle property, plant and equipment	8	—	—
Income from selling residual scraps from demolished buildings	—	529	—
Loss from discontinued operations	(634)	(693)	—
Others	407	77	583
	$(8,497)	$8,495	$(714)

For the property in Wuxi, when the management changed its intention with respect to the use of the property from assets held for sale to a potential rental property, it was reclassified from “assets held for sale” to “property, plant and equipment” as of December 31, 2017. Therefore, no discontinued operations incurred in 2018.

Summarized financial information for the discontinued operations of the Company is as follows:

	2016	2017	2018
Net sales	—	—	—
Loss before income tax	(634)	(693)	—
Income tax expense	—	—	—
Loss from discontinued operations, net of income tax	(634)	(693)	—
Prepaid expenses and other receivables	74	79	—
Total assets	74	79	—
Accrued expenses and other payables	121	128	—
Total liabilities	121	128	—
Net liabilities of discontinued operations	(47)	(49)	—